Property and Equipment (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and Equipment, Gross	$ 544,632	$ 539,665	$ 532,165
Accumulated Depreciation	(484,845)	(479,296)	(455,227)
Net Property and Equipment	59,787	60,369	76,938
Machinery and Equipment
Property and Equipment, Gross	240,295	240,295	240,295
Office Equipment
Property and Equipment, Gross	166,873	156,860	156,860
Devices
Property and Equipment, Gross	81,060	89,704	82,204
Software
Property and Equipment, Gross	38,126	34,528	34,528
Furniture and Fixtures Gross
Property and Equipment, Gross	16,019	16,019	16,019
Other Assets
Property and Equipment, Gross	$ 2,259	$ 2,259	$ 2,259